Post-retirement pension and other defined benefit schemes - Effect of change in significant actuarial assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) plan	Dec. 31, 2022 USD ($)
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Actuarial assumption decrease	1 year	1 year
Pension schemes | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 382	$ 403
Effect of decrease in actuarial assumption on defined benefit pension obligation	(435)	(445)
Pension schemes | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(305)	(277)
Effect of decrease in actuarial assumption on defined benefit pension obligation	288	258
Pension schemes | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(46)	(47)
Effect of decrease in actuarial assumption on defined benefit pension obligation	42	43
Pension schemes | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(267)	(255)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 265	257
Pension schemes | UK, US and Sweden
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Number of main defined benefit pension obligation countries | plan	3
Pension schemes | US | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 4	46
Effect of decrease in actuarial assumption on defined benefit pension obligation	(4)	(49)
Pension schemes | US | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(2)	(20)
Effect of decrease in actuarial assumption on defined benefit pension obligation	2	20
Pension schemes | SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	109	95
Effect of decrease in actuarial assumption on defined benefit pension obligation	(123)	(107)
Pension schemes | SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(116)	(104)
Effect of decrease in actuarial assumption on defined benefit pension obligation	104	93
Pension schemes | SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(46)	(47)
Effect of decrease in actuarial assumption on defined benefit pension obligation	42	43
Pension schemes | SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(51)	(44)
Effect of decrease in actuarial assumption on defined benefit pension obligation	51	44
Pension schemes | UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	269	262
Effect of decrease in actuarial assumption on defined benefit pension obligation	(308)	(289)
Pension schemes | UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(189)	(173)
Effect of decrease in actuarial assumption on defined benefit pension obligation	184	165
Pension schemes | UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(214)	(191)
Effect of decrease in actuarial assumption on defined benefit pension obligation	212	$ 193
Pension schemes | UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap	(108)
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap	$ 106